EMPLOYEE BENEFITS - Balance sheet classification (Details) - USD ($) $ in Thousands	Sep. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Presented as part of current liabilities - accounts payable:
Short-term employee benefits	$ 316	$ 222	$ 223
Presented as part of non-current liabilities:
Long-term employee benefits	$ 167	$ 159	$ 310